Note 20 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	US $	Euro	US $	Euro	US $	Euro

Cash and cash equivalents	7,024	—	3,524	—	3,691	—
Marketable securities	26	—	—	—	—	—
Receivables	6	—	2	—	3	—
Trade and other payables	(3,924)	(627)	(503)	(317)	(376)	(603)
	3,132	(627)	3,023	(317)	3,318	(603)
	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	Average	Reporting	Average	Reporting	Average	Reporting

CA$ per US$	1.2834	1.2900	1.3134	1.3299	1.3113	1.3281
CA$ per Euro	1.5008	1.5898	1.4424	1.4251	1.4434	1.4066
	March 31, 2018	March 31, 2017	February 29, 2017 (Unaudited)
	$	$	$

Decrease in net loss	88	139	151

Disclosure of financial instruments by type of interest rate [text block]

Cash and cash equivalents	Short-term fixed interest rate
Unsecured convertible debentures	Long-term fixed interest rate

Disclosure of financial liabilities [text block]
					March 31, 2018
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	6,697	6,697	6,697	—
Unsecured convertible debentures	12	2,303	1,612	160	2,143
		9,000	8,309	6,857	2,143
					March 31, 2017
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	2,138	2,138	2,138	—
Unsecured convertible debentures	12	2,463	1,406	160	2,303
		4,601	3,544	2,298	2,303
					February 28, 2017 (Unaudited)
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	2,405	2,405	2,405	—
Unsecured convertible debentures	12	2,476	1,389	160	2,316
		4,881	3,794	2,565	2,316